Investment in Equity Accounted Joint Ventures (Details) - USD ($)	1 Months Ended		6 Months Ended
	Oct. 31, 2014	Jun. 30, 2013	Jun. 30, 2018	Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Loan facility			$ 2,966,208,000	$ 3,123,728,000
Investment in equity accounted joint ventures			195,082,000	$ 169,875,000
Interest Rate Swap
Schedule of Equity Method Investments [Line Items]
Notional amount			1,531,835,000
Libra Joint Venture | Cash Flow Hedging | Designated as Hedging Instrument | Interest Rate Swap
Schedule of Equity Method Investments [Line Items]
Derivative, term of contract	10 years
Notional amount			$ 307,600,000
Fixed interest rate			2.51%
OOG-TKP FPSO GmbH & Co KG Joint Venture
Schedule of Equity Method Investments [Line Items]
Debt instrument, term		8 years
Loan facility			$ 153,800,000
OOG-TKP FPSO GmbH & Co KG Joint Venture | Cash Flow Hedging | Not Designated as Hedging Instrument | Interest Rate Swap
Schedule of Equity Method Investments [Line Items]
Derivative, term of contract		10 years
Notional amount			$ 68,700,000
Fixed interest rate		2.63%
OOG-TKP FPSO GmbH & Co KG Joint Venture | Minimum
Schedule of Equity Method Investments [Line Items]
Marginal rate added for interest paid		2.15%
OOG-TKP FPSO GmbH & Co KG Joint Venture | Maximum
Schedule of Equity Method Investments [Line Items]
Marginal rate added for interest paid		2.45%
Odebrecht Oil And Gas Sa | Libra Joint Venture
Schedule of Equity Method Investments [Line Items]
Marginal rate added for interest paid			2.65%
Odebrecht Oil And Gas Sa | Minimum
Schedule of Equity Method Investments [Line Items]
Debt instrument, term	10 years
Libra Joint Venture
Schedule of Equity Method Investments [Line Items]
Percentage of interest in joint venture	50.00%
Libra Joint Venture | Odebrecht Oil And Gas Sa
Schedule of Equity Method Investments [Line Items]
Percentage of interest in joint venture	50.00%
OOG-TKP FPSO GmbH & Co KG Joint Venture | Teekay Corporation
Schedule of Equity Method Investments [Line Items]
Percentage of interest in joint venture		50.00%
Newbuildings | Odebrecht Oil And Gas Sa
Schedule of Equity Method Investments [Line Items]
Loan facility			$ 683,500,000
Newbuildings | Odebrecht Oil And Gas Sa | Maximum
Schedule of Equity Method Investments [Line Items]
Loan facility			$ 804,000,000
Guarantee of Indebtedness of Others | OOG-TKP FPSO GmbH & Co KG Joint Venture | Teekay Corporation
Schedule of Equity Method Investments [Line Items]
Percentage of interest in joint venture		50.00%